Investments - Aggregate Fair Value and Gross Unrealized Loss by Type of Security (Details) $ in Millions	Dec. 31, 2023 USD ($) security	Dec. 31, 2022 USD ($) security Security
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 196.5	$ 2,321.4
Gross unrealized losses, less than twelve months	(2.1)	(145.4)
Over 12 months, Fair Market Value	2,802.0	1,323.7
Over 12 months, Gross Unrealized Losses	(219.7)	(193.6)
Total, Fair Market Value	2,998.5	3,645.1
Total, Gross Unrealized Losses	$ (221.8)	$ (339.0)
Number of Securities | security	950	1,166
Fixed income securities — Available for sale
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value		$ 2,269.5
Gross unrealized losses, less than twelve months		(145.0)
Over 12 months, Fair Market Value		1,323.7
Over 12 months, Gross Unrealized Losses		(193.6)
Total, Fair Market Value		3,593.2
Total, Gross Unrealized Losses		$ (338.6)
Number of Securities | Security		1,165
Short-term investments
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value		$ 51.9
Gross unrealized losses, less than twelve months		(0.4)
Over 12 months, Fair Market Value		0.0
Over 12 months, Gross Unrealized Losses		0.0
Total, Fair Market Value		51.9
Total, Gross Unrealized Losses		$ (0.4)
Number of Securities | Security		1
U.S. government
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 105.5	$ 741.1
Gross unrealized losses, less than twelve months	(0.5)	(30.6)
Over 12 months, Fair Market Value	673.3	203.4
Over 12 months, Gross Unrealized Losses	(26.2)	(20.1)
Total, Fair Market Value	778.8	944.5
Total, Gross Unrealized Losses	$ (26.7)	$ (50.7)
Number of Securities | security	74	118
U.S. agency
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 0.0	$ 7.1
Gross unrealized losses, less than twelve months	0.0	(0.4)
Over 12 months, Fair Market Value	7.2	1.7
Over 12 months, Gross Unrealized Losses	(0.3)	0.0
Total, Fair Market Value	7.2	8.8
Total, Gross Unrealized Losses	$ (0.3)	$ (0.4)
Number of Securities | security	1	5
Municipal
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 11.1	$ 133.1
Gross unrealized losses, less than twelve months	(1.0)	(7.1)
Over 12 months, Fair Market Value	117.0	16.4
Over 12 months, Gross Unrealized Losses	(4.0)	(2.3)
Total, Fair Market Value	128.1	149.5
Total, Gross Unrealized Losses	$ (5.0)	$ (9.4)
Number of Securities | security	54	59
Corporate
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 46.7	$ 1,104.7
Gross unrealized losses, less than twelve months	(0.4)	(77.6)
Over 12 months, Fair Market Value	1,287.2	568.2
Over 12 months, Gross Unrealized Losses	(101.1)	(91.5)
Total, Fair Market Value	1,333.9	1,672.9
Total, Gross Unrealized Losses	$ (101.5)	$ (169.1)
Number of Securities | security	558	701
Non-U.S. government-backed corporate
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 0.2	$ 11.3
Gross unrealized losses, less than twelve months	0.0	(0.5)
Over 12 months, Fair Market Value	95.5	99.0
Over 12 months, Gross Unrealized Losses	(5.9)	(8.3)
Total, Fair Market Value	95.7	110.3
Total, Gross Unrealized Losses	$ (5.9)	$ (8.8)
Number of Securities | security	12	16
Non-U.S government
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 32.9	$ 63.8
Gross unrealized losses, less than twelve months	(0.2)	(2.9)
Over 12 months, Fair Market Value	180.1	135.9
Over 12 months, Gross Unrealized Losses	(6.5)	(8.6)
Total, Fair Market Value	213.0	199.7
Total, Gross Unrealized Losses	$ (6.7)	$ (11.5)
Number of Securities | security	53	45
Non-agency commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 0.0	$ 5.6
Gross unrealized losses, less than twelve months	0.0	(1.0)
Over 12 months, Fair Market Value	5.8	0.0
Over 12 months, Gross Unrealized Losses	(0.8)	0.0
Total, Fair Market Value	5.8	5.6
Total, Gross Unrealized Losses	$ (0.8)	$ (1.0)
Number of Securities | security	1	1
Agency residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 0.1
Gross unrealized losses, less than twelve months	0.0
Over 12 months, Fair Market Value	435.9
Over 12 months, Gross Unrealized Losses	(74.9)
Total, Fair Market Value	436.0
Total, Gross Unrealized Losses	$ (74.9)
Number of Securities | security	197
Collateralized Mortgage-Backed Securities
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value		$ 202.8
Gross unrealized losses, less than twelve months		(24.9)
Over 12 months, Fair Market Value		299.1
Over 12 months, Gross Unrealized Losses		(62.8)
Total, Fair Market Value		501.9
Total, Gross Unrealized Losses		$ (87.7)
Number of Securities | security		220